STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income (loss)		$ (503,404)	$ (2,859,831)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share of (gain) loss from operating limited partnerships	[1]	(649,375)	934,010
Impairment loss		238,657	959,317
Distributions received from operating limited partnerships		0	49,710
Amortization		0	120,582
Changes in assets and liabilities
Accounts payable and accrued expenses		0	(500)
Accounts payable - affiliates		659,282	1,068,902
Net cash provided by (used in) operating activities		(254,840)	272,190
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		928,187	0
Net cash used in investing activities		928,187	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		673,347	272,190
Cash and cash equivalents, beginning		1,241,219	969,029
Cash and cash equivalents, end		1,914,566	1,241,219
Series 47 [Member]
Cash flows from operating activities
Net income (loss)		305,694	(231,675)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share of (gain) loss from operating limited partnerships	[2]	(584,687)	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Amortization		0	0
Changes in assets and liabilities
Accounts payable and accrued expenses		0	(385)
Accounts payable - affiliates		97,398	353,881
Net cash provided by (used in) operating activities		(181,595)	121,821
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		584,687	0
Net cash used in investing activities		584,687	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		403,092	121,821
Cash and cash equivalents, beginning		373,138	251,317
Cash and cash equivalents, end		776,230	373,138
Series 48 [Member]
Cash flows from operating activities
Net income (loss)		168,710	(100,620)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share of (gain) loss from operating limited partnerships	[3]	(343,500)	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Amortization		0	0
Changes in assets and liabilities
Accounts payable and accrued expenses		0	(115)
Accounts payable - affiliates		150,784	203,917
Net cash provided by (used in) operating activities		(24,006)	103,182
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		343,500	0
Net cash used in investing activities		343,500	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		319,494	103,182
Cash and cash equivalents, beginning		347,379	244,197
Cash and cash equivalents, end		666,873	347,379
Series 49 [Member]
Cash flows from operating activities
Net income (loss)		(977,808)	(2,527,536)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share of (gain) loss from operating limited partnerships		278,812	934,010
Impairment loss		238,657	959,317
Distributions received from operating limited partnerships		0	49,710
Amortization		0	120,582
Changes in assets and liabilities
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		411,100	511,104
Net cash provided by (used in) operating activities		(49,239)	47,187
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	0
Net cash used in investing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(49,239)	47,187
Cash and cash equivalents, beginning		520,702	473,515
Cash and cash equivalents, end		$ 471,463	$ 520,702

[1]	Includes $928,187 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[2]	Includes $584,687 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[3]	Includes $343,500 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.